MATERIAL ACCOUNTING POLICIES - Economic Scenario Weightings (Details)	Dec. 31, 2025	Dec. 31, 2024
Optimistic scenario | Colombia
MATERIAL ACCOUNTING POLICIES
Probability weighting	15.00%	15.00%
Optimistic scenario | Colombia | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth		1.98%
Optimistic scenario | Colombia | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	3.07%	3.89%
Optimistic scenario | Colombia | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	4.57%	4.76%
Optimistic scenario | Colombia | Cutoff 2027
MATERIAL ACCOUNTING POLICIES
GDP growth	4.68%
Optimistic scenario | Panama
MATERIAL ACCOUNTING POLICIES
Probability weighting	20.00%	20.00%
Optimistic scenario | Panama | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth		3.51%
Optimistic scenario | Panama | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	4.85%	6.04%
Optimistic scenario | Panama | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	6.19%	6.68%
Optimistic scenario | Panama | Cutoff 2027
MATERIAL ACCOUNTING POLICIES
GDP growth	6.81%
Optimistic scenario | Guatemala
MATERIAL ACCOUNTING POLICIES
Probability weighting	20.00%	20.00%
Optimistic scenario | Guatemala | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth		3.83%
Optimistic scenario | Guatemala | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	4.15%	4.46%
Optimistic scenario | Guatemala | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	4.49%	4.55%
Optimistic scenario | Guatemala | Cutoff 2027
MATERIAL ACCOUNTING POLICIES
GDP growth	4.58%
Optimistic scenario | El Salvador
MATERIAL ACCOUNTING POLICIES
Probability weighting	20.00%	20.00%
Optimistic scenario | El Salvador | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth		3.10%
Optimistic scenario | El Salvador | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	3.30%	3.77%
Optimistic scenario | El Salvador | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	3.90%	3.93%
Optimistic scenario | El Salvador | Cutoff 2027
MATERIAL ACCOUNTING POLICIES
GDP growth	4.07%
Base scenario | Colombia
MATERIAL ACCOUNTING POLICIES
Probability weighting	60.00%	60.00%
Base scenario | Colombia | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth		1.80%
Base scenario | Colombia | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	2.86%	2.57%
Base scenario | Colombia | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	3.23%	2.96%
Base scenario | Colombia | Cutoff 2027
MATERIAL ACCOUNTING POLICIES
GDP growth	2.88%
Base scenario | Panama
MATERIAL ACCOUNTING POLICIES
Probability weighting	55.00%	55.00%
Base scenario | Panama | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth		2.46%
Base scenario | Panama | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	4.14%	3.48%
Base scenario | Panama | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	3.97%	3.76%
Base scenario | Panama | Cutoff 2027
MATERIAL ACCOUNTING POLICIES
GDP growth	4.04%
Base scenario | Guatemala
MATERIAL ACCOUNTING POLICIES
Probability weighting	55.00%	55.00%
Base scenario | Guatemala | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth		3.48%
Base scenario | Guatemala | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	3.79%	3.46%
Base scenario | Guatemala | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	3.48%	3.35%
Base scenario | Guatemala | Cutoff 2027
MATERIAL ACCOUNTING POLICIES
GDP growth	3.38%
Base scenario | El Salvador
MATERIAL ACCOUNTING POLICIES
Probability weighting	55.00%	55.00%
Base scenario | El Salvador | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth		2.59%
Base scenario | El Salvador | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	2.80%	2.36%
Base scenario | El Salvador | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	2.49%	2.25%
Base scenario | El Salvador | Cutoff 2027
MATERIAL ACCOUNTING POLICIES
GDP growth	2.39%
Pessimistic scenario | Colombia
MATERIAL ACCOUNTING POLICIES
Probability weighting	25.00%	25.00%
Pessimistic scenario | Colombia | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth		1.59%
Pessimistic scenario | Colombia | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	2.65%	1.23%
Pessimistic scenario | Colombia | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	1.89%	1.16%
Pessimistic scenario | Colombia | Cutoff 2027
MATERIAL ACCOUNTING POLICIES
GDP growth	1.08%
Pessimistic scenario | Panama
MATERIAL ACCOUNTING POLICIES
Probability weighting	25.00%	25.00%
Pessimistic scenario | Panama | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth		1.41%
Pessimistic scenario | Panama | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	3.43%	0.92%
Pessimistic scenario | Panama | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	1.75%	0.85%
Pessimistic scenario | Panama | Cutoff 2027
MATERIAL ACCOUNTING POLICIES
GDP growth	1.26%
Pessimistic scenario | Guatemala
MATERIAL ACCOUNTING POLICIES
Probability weighting	25.00%	25.00%
Pessimistic scenario | Guatemala | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth		3.12%
Pessimistic scenario | Guatemala | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	3.44%	2.45%
Pessimistic scenario | Guatemala | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	2.47%	2.14%
Pessimistic scenario | Guatemala | Cutoff 2027
MATERIAL ACCOUNTING POLICIES
GDP growth	2.18%
Pessimistic scenario | El Salvador
MATERIAL ACCOUNTING POLICIES
Probability weighting	25.00%	25.00%
Pessimistic scenario | El Salvador | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth		2.09%
Pessimistic scenario | El Salvador | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	2.29%	0.95%
Pessimistic scenario | El Salvador | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	1.08%	0.58%
Pessimistic scenario | El Salvador | Cutoff 2027
MATERIAL ACCOUNTING POLICIES
GDP growth	0.72%